BONDS AND NOTES ISSUED (Details 1) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest	S/ 16,049,234	S/ 15,750,467
Overdue 90 days [Member]
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest	36,687	251,751
From 3 months to 1 year
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest	1,236,046	407,200
From 1 to 3 years [Member]
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest	6,508,352	3,009,004
From 3 to 5 years [Member]
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest	760,102	3,271,925
More than 5 years
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest	S/ 7,508,047	S/ 8,810,587